Intangible Assets and Impairment of Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Remaining Amortization Period	As of December 31, 2022			As of December 31, 2021
	in Years at December 31, 2022	Gross Asset Value	Accumulated Amortization	Net Carrying Value	Gross Asset Value	Accumulated Amortization	Net Carrying Value
Licensed patents	13.5	$596,259	$(142,654)	$453,605	$603,919	$(110,759)	$493,160
Technology license	16.6	1,485,159	(279,906)	1,205,253	1,658,550	(202,797)	1,455,753
		$2,081,418	$(422,560)	$1,658,858	$2,262,469	$(313,556)	$1,948,913

Schedule of future amortization related to intangible assets
For the Years Ending December 31,
2023	$109,489
2024	109,489
2025	109,489
2026	109,489
2027	109,489
Thereafter	1,111,413
$1,658,858

Schedule of goodwill activity
	CBR Pharma Goodwill	180 LP Goodwill	Consolidated Goodwill
Balance, December 31, 2021	$23,749,631	$13,238,255	$36,987,886
Currency translation	(664,353)	-	(664,353)

Balance, March 31, 2022	23,085,278	13,238,255	36,323,533
Currency translation	(1,734,582)	-	(1,734,582)

Balance, June 30, 2022	21,350,696	13,238,255	34,588,951
Currency translation	(1,750,386)	-	(1,750,386)
Balance before impairment	19,600,310	13,238,255	32,838,565
Impairment of goodwill	(11,264,612)	(7,608,238)	(18,872,850)

Balance, September 30, 2022	8,335,698	5,630,017	13,965,715
Currency translation	708,713	-	708,713
Balance before impairment	9,044,411	5,630,017	14,674,428
Impairment of goodwill	(9,044,411)	(5,630,017)	(14,674,428)

Balance, December 31, 2022	$-	$-	$-

	CBR Pharma IP R&D Assets	180 LP IP R&D Assets	Consolidated IP R&D Assets
Balance, December 31, 2021	$1,632,780	$10,943,000	$12,575,780
Currency translation	(45,674)	-	(45,674)

Balance, March 31, 2022	1,587,106	10,943,000	12,530,106
Currency translation	(119,252)	-	(119,252)

Balance, June 30, 2022	1,467,854	10,943,000	12,410,854
Currency translation	(120,338)	-	(120,338)

Balance, September 30, 2022	1,347,516	10,943,000	12,290,516
Currency translation	114,568	-	114,568
Balance before impairment	1,462,084	10,943,000	12,405,084
Impairment of IP R&D assets	(1,462,084)	(1,880,000)	(3,342,084)

Balance, December 31, 2022	$-	$9,063,000	$9,063,000